Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income	$ 331.2	$ 247.0
Add (deduct) items not affecting cash:
Depreciation of property and equipment	59.9	56.8
Depreciation of lease assets	121.7	122.1
Amortization of intangible assets	102.0	104.6
Deferred income taxes	(45.6)	(43.2)
Share-based compensation	60.1	26.0
Provisions	27.7	47.3
Other non-cash items	(5.2)	(2.3)
Cash flows from (used in) operations before changes in working capital	651.8	558.3
Trade and other receivables	(26.5)	(211.7)
Unbilled receivables	(71.1)	(134.9)
Contract assets	(4.9)	(13.7)
Prepaid expenses	(4.8)	(2.8)
Income taxes net recoverable	(17.6)	21.1
Trade and other payables and other accruals	(54.4)	22.8
Deferred revenue	72.2	65.2
Increase (decrease) in working capital	(107.1)	(254.0)
Net cash flows from operating activities	544.7	304.3
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(75.6)	(50.4)
Purchase of investments held for self-insured liabilities	(110.4)	(206.2)
Proceeds from sale of investments held for self-insured liabilities	72.8	244.6
Purchase of property and equipment and intangible assets	(100.6)	(74.9)
Other	12.1	13.1
Net cash flows used in investing activities	(201.7)	(73.8)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Net proceeds from issue of senior unsecured notes and bilateral term credit facility	348.8	0.0
Net repayment of revolving credit facility	(455.2)	(22.6)
Repayment of notes payable and software financing obligations	(52.4)	(60.3)
Net (repayment of) proceeds from bank indebtedness	(42.4)	65.4
Net lease payments	(125.0)	(153.7)
Proceeds from issue of share capital, net of transaction costs	277.8	0.0
Repurchase of shares for cancellation	(10.0)	(65.3)
Proceeds from exercise of share options	9.3	18.0
Payment of dividends to shareholders	(84.9)	(78.2)
Net cash flows used in financing activities	(134.0)	(296.7)
Foreign exchange (loss) gain on cash held in foreign currency	(4.4)	27.8
Net increase (decrease) in cash and cash equivalents	204.6	(38.4)
Cash and cash equivalents, beginning of the year	148.3	186.7
Cash and cash equivalents, end of the year	$ 352.9	$ 148.3